Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the six months ended June 30, 2023	For the six months ended June 30, 2022

Current	$—	$—
Deferred	—	(38,125)
Total benefit of income tax	—	(38,125)
Less: benefit of income taxes - discontinued operations	—	(38,125)
Total benefit of income taxes - continuing operations	$—	$—

Schedule of deferred tax assets and liabilities

	As of June 30,	As of December 31,
Deferred tax assets:	2023	2022

Allowance for doubtful account	$735,633	$789,151
Net operating loss carryforward	3,280,567	3,098,352
Long-lived assets impairment	657,146	696,256
Deferred tax assets	4,673,346	4,583,759
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	—	(17,444)
Capitalized development costs	(502,734)	(544,982)
Change in valuation allowance	(4,170,612)	(4,021,333)
Deferred tax assets(liabilities), net	$—	$—

Schedule of taxes payable

	As of June 30, 2022	As of December 31, 2022

VAT taxes payable	$504,715	$457,395
Income taxes payable	179,224	188,425
Other taxes payable	4,848	7,265
Total taxes payable	$688,787	$653,085
Less: taxes payable - discontinued operations	688,787	653,085
Taxes payable - continuing operations	$—	$—